                             LETTER TO SHAREHOLDERS

OVERVIEW

The fiscal year 2000 has proven to be one of the most tumultuous years on record for financial markets. Most major market averages, led by technology stocks, rose to record highs by early March of 2000. The frenzy to own Internet stocks reached a fever pitch during this time. By mid March, several factors began to weigh heavily on the equity markets. Oil prices tripled from their lows in early 1999 to more than $30 per barrel. The Federal Reserve Board continued to raise short-term interest rates clearly indicating that they were worried about the possibility of inflation. More recently, the deadlock in the presidential race between two candidates with very different agendas created a great deal of uncertainty about the market environment going forward.

When the markets began to correct, those stocks that had been the subject of the most overt speculation were hit hardest. Many of the highflying Internet stocks now trade at less than 1/10th of the peak valuations that they traded at in March, a period of only 8 months. The list of these companies that are now filing for bankruptcy grows by the week. The correction was not limited to these stocks. The NASDAQ composite, whose closing price peaked at 5048.62 on March 10, had lost 33.3% of its value by October 31 of this year closing at 3369.63. The S&P 500 stock index, which peaked two weeks later than the NASDAQ, fell 6.4% over this same time period. This disparity in performance underscores the fact that many "old economy" stocks performed quite well in 2000. Drug and oil shares staged dramatic rallies after lackluster returns in 1999.

Looking forward, we have reason to be optimistic. There are preliminary signs that the economy is responding to the Federal Reserve Board action. Economic indicators are beginning to show signs of slowing and inflation has remained benign. A resolution to the presidential election appears imminent, as the Electoral College will meet on December 18, 2000. The broad market volatility has created some attractive opportunities for both Funds.

THE STONEBRIDGE GROWTH FUND

In the semi-annual report, we indicated that we had taken profits in many of the technology related issues that generated superior performance last year, due to what we felt were excessive valuations. Despite that fact, we entered the period after March with a heavy exposure to technology stocks and, as a result, the Fund was not immune to the correction that ensued. Of the five worst performing stocks in the Fund, four were technology stocks. It is one of our primary goals to invest for long-term growth of capital and the technology sector is an important component of our strategy. While these corrections in the short-run can hurt performance, we continue to focus on the fact that these companies have the potential for growth in sales and earnings at rates far greater than the overall economy.

The Fund is diversified across many different sectors and industries. Some of the strongest performing companies in the Fund followed by their fiscal year performance included American International Group (+43%), PepsiCo (+40%), Emerson Electric (+22%), Exxon-Mobil (+20%) and Pfizer (+18%), which we just purchased at the end of March. Recently we have used the weakness in technology stocks to add Applied Materials (Semiconductor Equipment) to the Fund as well as add to our positions in Motorola, Tellabs and Agilent Technologies.

Going forward, the stock market correction has presented us with many opportunities to purchase quality companies with superior sales and earnings growth. However, due to the incredible volatility in the equity markets, we are exercising patience and discipline in implementing stock positions.

                              [GROWTH FUND CHART]

       CHANGE IN VALUE OF A $10,000 INVESTMENT IN STONEBRIDGE GROWTH FUND
   VS. THE S&P 500 INDEX WITH INCOME AND THE NYSE COMPOSITE INDEX WITH INCOME
                   FROM NOVEMBER 1, 1990 TO OCTOBER 31, 2000


           [GROWTH FUND VS. THE S&P 500 AND THE NYSE COMPOSITE GRAPH]

                              1990        1991        1992        1993        1994        1995        1996        1997
                             ------      ------      ------      ------      ------      ------      ------      ------

Stonebridge Growth Fund     10,000.00   13,592.50   13,799.50   14,086.20   18,838.00   17,457.60   19,997.10   25,298.90
S&P 500                     10,000.00   13,351.00   14,682.00   16,871.00   17,522.00   22,149.00   27,483.00   36,304.00
NYSE Composite              10,000.00   13,031.00   13,876.00   15,609.00   15,568.00   18,632.00   22,537.00   28,955.00

                             1998        1999        2000
                            ------      ------      ------

Stonebridge Growth Fund    25,446.70   32,003.80   28,923.70
S&P 500                    44,288.00   55,653.00   59,038.00
NYSE Composite             32,698.00   37,640.00   40,081.00


 Average Annual Total Return for the
       Stonebridge Growth Fund
    Periods Ended October 31, 2000
-------------------------------------
1 Year         5 Year         10 Year
------         ------         -------
(9.62%)        10.61%         11.20%


                  Final Portfolio Values
                     October 31, 2000
                  ----------------------
Stonebridge Growth Fund                  $28,924
S&P 500                                  $59,038
NYSE Composite                           $40,081



Average annual total returns reflect reinvestment of all dividends, capital gains distributions, all fee waivers in effect and any expense reimbursements. Without the fee waivers and expense reimbursements, the total return figures would be lower. Past performance is not indicative of future results. Investment return and principal value may fluctuate and shares, when redeemed, may be worth more or less than their original cost.

THE STONEBRIDGE AGGRESSIVE GROWTH FUND

As we mentioned in the semi-annual report, the volatile market environment of the past year has proven to be very rewarding for our investment style. Our emphasis on growth allowed us to fully participate in the explosive appreciation of technology and biotechnology stocks in the first half of the year. Our value discipline then forced us to aggressively take profits as the prices of some of our stocks exceeded our estimation of their intrinsic value based on the fundamentals of their businesses. This resulted in higher than usual cash positions for the Fund during the market downturns in April/May and again later this fall. In addition, our diversification across sectors ensured that we had exposure to some "old economy" stocks when these stocks performed well.

Small and mid-capitalization stocks provided one of the few bright spots in the equity markets this last fiscal year. As we have mentioned in recent reports, the concentration by investors into large capitalization stocks over the past several years left many small and medium capitalization companies selling at attractive relative valuations. The Russell 2000 index, our benchmark, was one of the best performing equity indices rising +17.6% (including dividends) for the fiscal year ended October 31, 2000. The Fund more than doubled that return rising +38.2% over that same time period. Some of the Fund's top performers included Rambus (Electronics), Imclone (Biotechnology), ADC Telecommunications (Communication Equipment), Onyx Pharmaceuticals (Biotechnology), and Jabil Circuit (Manufacturing). As with the Growth Fund, we have tried to take advantage of the weakness in technology stocks to add to our exposure in this area. Recent purchases include Gasonics International (Semiconductor Equipment) and Photon Dynamics (Electronics - Instruments & Distribution).

                         [AGGRESSIVE GROWTH FUND CHART]

 CHANGE IN VALUE OF A $10,000 INVESTMENT IN STONEBRIDGE AGGRESSIVE GROWTH FUND
                     VS. THE RUSSELL 2000 INDEX WITH INCOME
                   FROM NOVEMBER 1, 1990 TO OCTOBER 31, 2000

            [AGGRESSIVE GROWTH FUND VS. THE RUSSELL 2000 INDEX GRAPH]

                              1990        1991        1992        1993        1994        1995        1996        1997
                             ------      ------      ------      ------      ------      ------      ------      ------

Stonebridge Aggressive
  Growth Fund               10,000.00   16,266.90   15,466.90   17,330.80   17,648.10   25,350.70   26,689.80   32,798.60
Russell 2000 Index          10,000.00   15,860.00   17,364.00   22,990.00   22,919.00   27,120.00   31,635.00   40,916.00

                              1998        1999        2000
                             ------      ------      ------

Stonebridge Aggressive
  Growth Fund               26,164.10   34,905.70   48,233.40
Russell 2000 Index          36,067.00   41,431.00   48,642.00


 Average Annual Total Return for the
  Stonebridge Aggressive Growth Fund
    Periods Ended October 31, 2000
-------------------------------------
1 Year         5 Year         10 Year
------         ------         -------
38.18%         13.71%          17.03%

                    Final Portfolio Values
                       October 31, 2000
                    ----------------------

Stonebridge Aggressive Growth Fund            $48,233
Russell 2000 Index                            $48,642



Average annual total returns reflect reinvestment of all dividends, capital gains distributions, all fee waivers in effect and any expense reimbursements. Without the fee waivers and expense reimbursements, the total return figures would be lower. Past performance is not indicative of future results. Investment return and principal value may fluctuate and shares, when redeemed, may be worth more or less than their original cost.

SUMMARY

We expect the unusually high level of volatility of the equity markets to continue into 2001. As the presidential contest is resolved and the Federal Reserve works to control inflation and maintain an environment of stable, positive economic growth, we will continue to purchase high quality, growth oriented companies at attractive valuations for the benefit of our shareholders.

Thank you for your investment in the Stonebridge Funds. Should you have questions or concerns, please call a Shareholder Services Representative at 1-800-639-3935.

Sincerely,


/s/ CHARLES E. WOODHOUSE              /s/ RICHARD C. BARRETT


Charles E. Woodhouse                  Richard C. Barrett
Director of Research                  Chairman, Board of Trustees, and President
Stonebridge Capital Management, Inc.  Stonebridge Funds Trust

                             DEFINITION OF INDICES

The STANDARD & POOR'S 500 INDEX (S&P 500) is an unmanaged index containing common stocks of 500 industrial, transportation, utility and financial companies, regarded as generally representative of the U.S. stock market. The index return reflects the reinvestment of income dividends and capital gain distributions, if any, but does not reflect fees, brokerage commissions, or other expenses of investing.

The NEW YORK STOCK EXCHANGE COMPOSITE INDEX (NYSE) is an unmanaged market weighted index comprising of all equity issues listed in the New York Stock Exchange. This is a total return index which reflects the reinvestment of income dividends and capital gain distributions, if any, but does not reflect fees, brokerage commissions, or other expenses of investing.

The RUSSELL 2000 INDEX (Russell 2000), an unmanaged index, measures performance of the 2,000 smallest companies in the Russell 3000 Index which represents approximately 7% of the U.S. equity market capitalization. This is a total return index which reflects the reinvestment of income dividends and capital gain distributions, if any, but does not reflect fees, brokerage commissions, or other expenses of investing.

               REPORT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS



TO THE BOARD OF TRUSTEES AND SHAREHOLDERS
STONEBRIDGE FUNDS TRUST
LOS ANGELES, CALIFORNIA


We have audited the accompanying statements of assets and liabilities, including the statements of investments, of Stonebridge Growth Fund and Stonebridge Aggressive Growth Fund, each a series of shares of Stonebridge Funds Trust, as of October 31, 2000, and the related statements of operations, changes in net assets and the financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial statements for the year ended October 31, 1999 and financial highlights presented for the periods prior to October 31, 2000 were audited by other auditors whose report dated December 15, 1999 expressed an unqualified opinion on those statements.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of October 31, 2000, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Stonebridge Growth Fund and Stonebridge Aggressive Growth Fund as of October 31, 2000, the results of their operations, changes in their net assets and the financial highlights for the year then ended, in conformity with generally accepted accounting principles.




TAIT, WELLER & BAKER
Philadelphia, Pennsylvania
November 22, 2000

                     STONEBRIDGE FUNDS TRUST ANNUAL REPORT
                            STONEBRIDGE GROWTH FUND
                            STATEMENT OF INVESTMENTS
                                OCTOBER 31, 2000

                                                                       SHARES OR
                                                                       PRINCIPAL          MARKET
                                                                         AMOUNT           VALUE
                                                                      ------------     ------------
COMMON STOCKS - (84.2%)
         CAPITAL GOODS - (6.4%)
                  ELECTRICAL EQUIPMENT - (2.0%)
                  Emerson Electric Co ...........................           10,000     $    734,375
                                                                                       ------------

                  MANUFACTURING - (4.4%)
                  Honeywell International Inc ...................           13,750          739,922
                  Illinois Tool Works Inc .......................           15,000          833,438
                                                                                       ------------
                                                                                          1,573,360
                                                                                       ------------
                  TOTAL CAPITAL GOODS ...........................                         2,307,735
                                                                                       ------------

         COMMUNICATION SERVICES - (3.0%)
                  TELECOM - LONG DISTANCE - ( 3.0%)
                  Global Crossing Ltd* ..........................           45,000        1,063,125
                                                                                       ------------
                  TOTAL COMMUNICATION SERVICES ..................                         1,063,125
                                                                                       ------------

         CONSUMER CYCLICALS - (1.3%)
                  BUILDING MATERIALS & HOME BUILDING - (1.3%)
                  Lowe's Companies Inc ..........................           10,000          456,875
                                                                                       ------------
                  TOTAL CONSUMER CYCLICALS ......................                           456,875
                                                                                       ------------

         CONSUMER STAPLES - (4.8%)
                  BEVERAGES - (2.0%)
                  Pepsico Inc ...................................           15,000          726,563
                                                                                       ------------

                  HOUSEHOLD PRODUCTS & HOUSEWARE - (2.8%)
                  Kimberly Clark Corp ...........................           15,000          990,000
                                                                                       ------------
                  TOTAL CONSUMER STAPLES ........................                         1,716,563
                                                                                       ------------

         ENERGY - (3.3%)
                  OIL - INTERNATIONAL - (3.3%)
                  Exxon Mobil Corp ..............................           13,201        1,177,364
                                                                                       ------------
                  TOTAL ENERGY ..................................                         1,177,364
                                                                                       ------------

         FINANCIAL - (19.6%)
                  BANKS - MAJOR REGIONAL - (5.1%)
                  Chase Manhattan Corp ..........................           20,000          910,000
                  Wells Fargo & Co ..............................           20,000          926,250
                                                                                       ------------
                                                                                          1,836,250
                                                                                       ------------

                     STONEBRIDGE FUNDS TRUST ANNUAL REPORT
                            STONEBRIDGE GROWTH FUND
                      STATEMENT OF INVESTMENTS (CONTINUED)
                                OCTOBER 31, 2000

                                                                             SHARES OR
                                                                             PRINCIPAL        MARKET
                                                                              AMOUNT           VALUE
                                                                           ------------     ------------
COMMON STOCKS - (Continued)
         FINANCIAL - (Continued)
                  BROKERAGE & DIVERSE FINANCIAL SERVICES - (12.3%)
                  Citigroup Inc ......................................           15,000     $    789,375
                  Fannie Mae .........................................           16,000        1,232,000
                  Freddie Mac ........................................           20,000        1,200,000
                  Morgan Stanley Dean Witter & Co ....................           15,000        1,204,687
                                                                                            ------------
                                                                                               4,426,062
                                                                                            ------------
                  INSURANCE - MULTILINE & BROKERAGE - (2.2%)
                  American International Group Inc ...................            8,000          784,000
                                                                                            ------------
                  TOTAL FINANCIAL ....................................                         7,046,312
                                                                                            ------------

         FOREIGN STOCKS - (4.5%)
                  Elan PLC ADR* ......................................           11,000          571,312
                  Royal Dutch Petroleum Co ADR .......................           18,000        1,068,750
                                                                                            ------------
                  TOTAL FOREIGN STOCKS ...............................                         1,640,062
                                                                                            ------------

         HEALTHCARE - (14.7%)
                  BIOTECHNOLOGY - (2.4%)
                  Chiron Corp* .......................................           20,000          866,250
                                                                                            ------------

                  HEALTHCARE - DIVERSE - (6.0%)
                  Bristol Myers Squibb Co ............................           20,000        1,218,750
                  Johnson & Johnson Inc ..............................           10,000          921,250
                                                                                            ------------
                                                                                               2,140,000
                                                                                            ------------
                  MAJOR DRUGS - (4.1%)
                  Biovail Corp* ......................................           20,000          841,250
                  Pfizer Inc .........................................           15,000          647,813
                                                                                            ------------
                                                                                               1,489,063
                                                                                            ------------
                  MEDICAL PRODUCTS & SUPPLIES - (2.2%)
                  Boston Scientific Corp* ............................           50,000          796,875
                                                                                            ------------
                  TOTAL HEALTHCARE ...................................                         5,292,188
                                                                                            ------------

         TECHNOLOGY - (26.6%)
                  COMMUNICATION - EQUIPMENT - (8.1%)
                  Lucent Technologies Inc ............................           40,000          932,500
                  Motorola Inc .......................................           40,000          997,500
                  Tellabs Inc* .......................................           20,000          998,750
                                                                                            ------------
                                                                                               2,928,750
                                                                                            ------------

                     STONEBRIDGE FUNDS TRUST ANNUAL REPORT
                            STONEBRIDGE GROWTH FUND
                      STATEMENT OF INVESTMENTS (CONTINUED)
                                OCTOBER 31, 2000

                                                                          SHARES OR
                                                                          PRINCIPAL         MARKET
                                                                           AMOUNT           VALUE
                                                                        ------------     ------------
COMMON STOCKS - (Continued)
         TECHNOLOGY - (Continued)
                  COMPUTER HARDWARE & PERIPHERAL - (3.9%)
                  International Business Machines Corp ............           10,000     $    985,000
                  Lexmark International Group Inc - Class A* ......           10,000          410,000
                                                                                         ------------
                                                                                            1,395,000
                                                                                         ------------
                  COMPUTER NETWORKING - (0.0%)
                  Avaya Technologies Inc* .........................                1                9
                                                                                         ------------

                  COMPUTER SOFTWARE & SERVICES - (3.6%)
                  BMC Software Inc* ...............................           30,000          609,375
                  Microsoft Corp* .................................           10,000          688,750
                                                                                         ------------
                                                                                            1,298,125
                                                                                         ------------
                  ELECTRONICS - INSTRUMENTS & DEVICES - (2.6%)
                  Agilent Technologies Inc* .......................           20,000          926,250
                                                                                         ------------

                  SEMICONDUCTOR EQUIPMENT - (3.0%)
                  Applied Materials Inc* ..........................           20,000        1,062,500
                                                                                         ------------

                  SEMICONDUCTORS - (5.4%)
                  Conexant Systems Inc* ...........................           25,000          657,812
                  Intel Corp ......................................           20,000          900,000
                  National Semiconductor Corp* ....................           15,000          390,000
                                                                                         ------------
                                                                                            1,947,812
                                                                                         ------------
                  TOTAL TECHNOLOGY ................................                         9,558,446
                                                                                         ------------

TOTAL COMMON STOCKS ...............................................          674,952       30,258,670
                  (Cost $23,574,737)                                                     ------------


WARRANTS - (0.0%)
                  Coram Healthcare Corp* ..........................              495                0
                  (Cost $0)

CONVERTIBLE BONDS - (3.0%)
                  Cypress Semiconductor Corp, 3.75%, 07/01/2005 ...     $    300,000          264,375
                  LSI Logic Corp, 4.00%, 02/15/2005 ...............          300,000          252,000
                  Phototronics Inc, 6.00%, 06/01/2004 .............          300,000          301,875
                  Triquint Semiconductor Inc, 4.00%, 03/01/2007 ...          300,000          243,375
                                                                                         ------------
TOTAL CONVERTIBLE BONDS ...........................................                         1,061,625
                  (Cost $997,003)                                                        ------------

                      STONEBRIDGE FUNDS TRUST ANNUAL REPORT
                            STONEBRIDGE GROWTH FUND
                      STATEMENT OF INVESTMENTS (CONTINUED)
                                OCTOBER 31, 2000

                                                                                     SHARES OR
                                                                                     PRINCIPAL         MARKET
                                                                                      AMOUNT           VALUE
                                                                                   ------------     ------------

U.S. GOVERNMENT AGENCY OBLIGATIONS -(10.3%)
                  Federal Home Loan Bank, 6.00%, 11/29/2000 ..................     $  1,000,000     $    995,431
                  Federal Home Loan Mortgage, 6.03%, 11/28/2000 ..............        2,000,000        1,991,142
                  Federal National Mortgage Association, 6.00%, 11/16/2000 ...          700,000          698,283
                                                                                                    ------------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS .....................................                         3,684,856
                  (Cost $3,684,856)                                                                 ------------

MUTUAL FUNDS - (1.4%)
                  Fifth Third Government Money Market Fund ...................          425,618          425,618
                  Fifth Third U.S. Treasury Fund .............................           79,276           79,276
                                                                                                    ------------
TOTAL MUTUAL FUNDS ...........................................................                           504,894
                  (Cost $504,894)                                                                   ------------

TOTAL INVESTMENTS - (98.9%)
                  (Cost $28,761,490) .........................................                      $ 35,510,045

OTHER ASSETS IN EXCESS OF LIABILITIES - (1.1%) ...............................                           410,897
                                                                                                    ------------

NET ASSETS - (100.0%) ........................................................                      $ 35,920,942
                                                                                                    ============



ADR - American Depositary Receipt

*Securities on which no cash dividends were paid during the preceding twelve
(12) months.

The accompanying notes to financial statements are an integral part of the financial statements.

                     STONEBRIDGE FUNDS TRUST ANNUAL REPORT
                       STONEBRIDGE AGGRESSIVE GROWTH FUND
                            STATEMENT OF INVESTMENTS
                                OCTOBER 31, 2000

                                                                        SHARES OR
                                                                        PRINCIPAL         MARKET
                                                                         AMOUNT           VALUE
                                                                      ------------     ------------
COMMON STOCKS - (83.5%)
         BASIC MATERIALS - (2.2%)
                  AGRICULTURAL PRODUCTS - ( 2.2%)
                  Corn Products International Inc ...............            8,000     $    201,000
                                                                                       ------------
                  TOTAL BASIC MATERIALS .........................                           201,000
                                                                                       ------------

         CAPITAL GOODS - (10.6%)
                  AEROSPACE & DEFENSE - (1.7%)
                  Precision Castparts Corp ......................            4,000          151,000
                                                                                       ------------

                  ENGINEERING & CONSTRUCTION - (1.9%)
                  Southdown Inc .................................            2,500          177,187
                                                                                       ------------

                  MANUFACTURING - (4.8%)
                  Jabil Circuit Inc* ............................            2,500          142,656
                  Parker Hannifin Corp ..........................            7,000          289,625
                                                                                       ------------
                                                                                            432,281
                                                                                       ------------
                  OFFICE EQUIPMENT & SUPPLIES - (2.2%)
                  Miller Herman Inc .............................            7,500          195,938
                                                                                       ------------
                  TOTAL CAPITAL GOODS ...........................                           956,406
                                                                                       ------------

         COMMUNICATION SERVICES - (4.2%)
                  TELECOM - CELLULAR - (2.3%)
                  Metro One Telecommunications Inc* .............           15,000          206,250
                                                                                       ------------

                  TELECOM - LONG DISTANCE - (1.9%)
                  Global Crossing Ltd* ..........................            7,500          177,188
                                                                                       ------------
                  TOTAL COMMUNICATION SERVICES ..................                           383,438
                                                                                       ------------

         CONSUMER CYCLICALS - (10.9%)
                  BUILDING MATERIALS & HOME BUILDING - (6.1%)
                  Kaufman & Broad Home Corp .....................            9,000          267,750
                  Scotts Co Class A* ............................            8,000          286,000
                                                                                       ------------
                                                                                            553,750
                                                                                       ------------
                  RETAIL - SPECIALTY - (2.8%)
                  Casey's General Stores Inc ....................           20,000          250,000
                                                                                       ------------

                     STONEBRIDGE FUNDS TRUST ANNUAL REPORT
                       STONEBRIDGE AGGRESSIVE GROWTH FUND
                      STATEMENT OF INVESTMENTS (CONTINUED)
                                OCTOBER 31, 2000

                                                                            SHARES OR        SHARES OR
                                                                            PRINCIPAL         MARKET
                                                                             AMOUNT           VALUE
                                                                          ------------     ------------
COMMON STOCKS - (Continued)
         CONSUMER CYCLICALS - (Continued)
                  SERVICES - COMMERCIAL & CONSUMER - (2.0%)
                  Cendant Corp* .....................................           15,000     $    180,000
                                                                                           ------------
                  TOTAL CONSUMER CYCLICALS ..........................                           983,750
                                                                                           ------------

         ENERGY - (4.1%)
                  OIL & GAS - DRILL & EQUIPMENT - (1.9%)
                  Precision Drilling Corp Class A* ..................            3,000           85,875
                  Rowan Companies Inc* ..............................            3,500           88,156
                                                                                           ------------
                                                                                                174,031
                  OIL & GAS - EXPLORATION & PRODUCTION - (2.2%)
                  Devon Energy Corp .................................            4,000          201,600
                                                                                           ------------
                  TOTAL ENERGY ......................................                           375,631
                                                                                           ------------

         FINANCIAL - (9.6%)
                  BANKS - MAJOR REGIONAL - (5.3%)
                  Bancwest Corp .....................................           10,000          204,375
                  Popular Inc .......................................           10,000          278,125
                                                                                           ------------
                                                                                                482,500
                                                                                           ------------
                  BROKERAGE & DIVERSE FINANCIAL SERVICES - (4.3%)
                  Acacia Research Corp* .............................            8,000          254,500
                  Lehman Brothers Holdings Inc ......................            2,000          129,000
                                                                                           ------------
                                                                                                383,500
                                                                                           ------------
                  TOTAL FINANCIAL ...................................                           866,000
                                                                                           ------------

         HEALTHCARE - (15.8%)
                  BIOTECHNOLOGY - (9.1%)
                  Gilead Sciences Inc* ..............................            2,000          172,000
                  Icos Corp* ........................................            4,000          205,500
                  Imclone Systems Inc* ..............................            3,000          164,063
                  Maxim Pharmaceuticals Inc* ........................            3,000          133,125
                  Onyx Pharmaceuticals Inc* .........................           10,000          150,000
                                                                                           ------------
                                                                                                824,688
                                                                                           ------------
                  MAJOR DRUGS - (6.7%)
                  Biovail Corp* .....................................            5,000          210,312
                  ISIS Pharmaceuticals Inc* .........................           15,000          154,687
                  NEORX Corp* .......................................            5,000           81,250
                  Tularik Inc* ......................................            5,000          158,750
                                                                                           ------------
                                                                                                604,999
                                                                                           ------------
                  TOTAL HEALTHCARE ..................................                         1,429,687
                                                                                           ------------

                     STONEBRIDGE FUNDS TRUST ANNUAL REPORT
                       STONEBRIDGE AGGRESSIVE GROWTH FUND
                      STATEMENT OF INVESTMENTS (CONTINUED)
                                OCTOBER 31, 2000

                                                                                     SHARES OR
                                                                                     PRINCIPAL         MARKET
                                                                                      AMOUNT           VALUE
                                                                                   ------------     ------------
COMMON STOCKS - (CONTINUED)
         TECHNOLOGY - (26.1%)
                  COMMUNICATION EQUIPMENT - (3.1%)
                  ADC Telecommunications Inc* ................................           10,000     $    213,750

                  Com21 Inc* .................................................            6,000           64,875
                                                                                                    ------------
                                                                                                         278,625
                                                                                                    ------------
                  COMPUTER SOFTWARE & SERVICES - (2.0%)
                  BMC Software Inc* ..........................................            9,000          182,812
                                                                                                    ------------

                  ELECTRONICS - INSTRUMENTS & DISTRIBUTION - (2.0%)
                  Photon Dynamics Inc* .......................................            5,000          180,000
                                                                                                    ------------

                  Semiconductor Equipment - (4.2%)
                  Gasonics International Corp* ...............................            7,500          153,281
                  Photronics Inc* ............................................           10,000          225,625
                                                                                                    ------------
                                                                                                         378,906
                                                                                                    ------------
                  SEMICONDUCTORS - (14.8%)
                  Atmel Corp* ................................................           16,000          239,000
                  Conexant Systems Inc* ......................................            6,500          171,031
                  Cypress Semiconductor Corp* ................................            5,000          187,188
                  LSI Logic Corp* ............................................            7,000          230,125
                  Microchip Technology Inc* ..................................            8,000          253,000
                  National Semiconductor Corp* ...............................           10,000          260,000
                                                                                                    ------------
                                                                                                       1,340,344
                                                                                                    ------------
                  TOTAL TECHNOLOGY ...........................................                         2,360,687
                                                                                                    ------------
TOTAL COMMON STOCKS
                  (Cost $6,644,712) ..........................................          298,500        7,556,599
                                                                                                    ------------

CONVERTIBLE BONDS - (1.6%)
                  Dura Pharmaceuticals Inc, 3.50% 07/15/2002 .................     $    150,000          145,125
                                                                                                    ------------
TOTAL CONVERTIBLE BONDS ......................................................                           145,125
                  (Cost $129,239)                                                                   ------------

U.S. GOVERNMENT AGENCY OBLIGATIONS - (13.2%)
                  Federal Home Loan Bank 6.00%, 11/29/2000 ...................          900,000          895,888
                  Federal National Mortgage Association 6.00%, 11/22/2000 ....          300,000          298,971
                                                                                                    ------------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS .....................................                         1,194,859
                  (Cost $1,194,859)                                                                 ------------

                     STONEBRIDGE FUNDS TRUST ANNUAL REPORT
                       STONEBRIDGE AGGRESSIVE GROWTH FUND
                      STATEMENT OF INVESTMENTS (CONTINUED)
                                OCTOBER 31, 2000

                                                                      SHARES OR
                                                                      PRINCIPAL          MARKET
                                                                       AMOUNT            VALUE
                                                                    ------------      ------------
MUTUAL FUNDS - (1.9%)
                  Fifth Third Government Money Market Fund ....          108,000      $    108,000
                  Fifth Third U.S. Treasury Fund ..............           61,899            61,899
                                                                                      ------------
TOTAL MUTUAL FUNDS ............................................                            169,899
                  (Cost $169,899)                                                     ------------


TOTAL INVESTMENTS - (100.2%) ..................................                       $  9,066,482
                  (Cost $8,138,709)

LIABILITIES IN EXCESS OF OTHER ASSETS  - (-0.2%) ..............                            (16,153)
                                                                                      ------------

NET ASSETS - (100.0%) .........................................                       $  9,050,329
                                                                                      ============



ADR - American Depositary Receipt

*Securities on which no cash dividends were paid during the preceding twelve
(12) months.

The accompanying notes to financial statements are an integral part of the financial statements.

                     STONEBRIDGE FUNDS TRUST ANNUAL REPORT
                      STATEMENTS OF ASSETS AND LIABILITIES
                                OCTOBER 31, 2000

                                                                         GROWTH      AGGRESSIVE GROWTH
                                                                          FUND             FUND
                                                                      ------------   -----------------
ASSETS:
         Investments, at value (Cost - see below) ...............     $ 35,510,045     $  9,066,482
         Receivable for investments sold ........................          449,280                0
         Dividends and interest receivable ......................           35,968            4,958
         Receivable for fund shares subscribed ..................            2,197            5,071
         Prepaid and other assets ...............................           11,180            3,578
                                                                      ------------     ------------

               TOTAL ASSETS .....................................     $ 36,008,670     $  9,080,089
                                                                      ------------     ------------

LIABILITIES:
         Payable for fund shares redeemed .......................     $     10,071     $      4,653
         Accrued investment advisory fee ........................           24,675            3,070
         Accrued administration fee .............................            6,370            6,255
         Other payables .........................................           46,612           15,782
                                                                      ------------     ------------

               TOTAL LIABILITIES ................................     $     87,728     $     29,760
                                                                      ------------     ------------

         NET ASSETS .............................................     $ 35,920,942     $  9,050,329
                                                                      ============     ============

COMPOSITION OF NET ASSETS:
         Capital stock ($1.00 par value) ........................     $  2,466,003     $    614,836
         Paid in capital ........................................       20,198,618        5,125,562
         Accumulated net realized gain on investments ...........        6,507,766        2,382,158
         Net unrealized appreciation in value of investments ....        6,748,555          927,773
                                                                      ------------     ------------
         NET ASSETS .............................................     $ 35,920,942     $  9,050,329
                                                                      ============     ============

NET ASSET VALUE PER SHARE:
         Net assets .............................................     $ 35,920,942     $  9,050,329
         Shares outstanding .....................................        2,466,003          614,836
         Net asset value and redemption price per share .........     $      14.57     $      14.72

COST OF INVESTMENTS .............................................     $ 28,761,490     $  8,138,709
                                                                      ============     ============



The accompanying notes to financial statements are an integral part of the financial statements.

                     STONEBRIDGE FUNDS TRUST ANNUAL REPORT
                            STATEMENTS OF OPERATIONS
                      FOR THE YEAR ENDED OCTOBER 31, 2000

                                                                                         AGGRESSIVE
                                                                         GROWTH            GROWTH
                                                                          FUND              FUND
                                                                      ------------      ------------
INCOME:
  Dividends .....................................................     $    383,898      $     31,643
  Interest ......................................................          203,491            72,253
                                                                      ------------      ------------

               TOTAL INCOME .....................................          587,389           103,896
                                                                      ------------      ------------

EXPENSES:
         Investment advisory fees ...............................          301,717            80,248
         Administration fees ....................................           77,692            76,369
         Transfer agent fees ....................................           98,975            27,276
         Fund accounting fees and expenses ......................           29,092            21,327
         Custodian fees .........................................            5,186             3,273
         Legal fees .............................................           17,360             3,416
         Printing fees ..........................................           15,474             1,690
         Registration fees ......................................           10,362               689
         Audit fees .............................................           14,826             8,978
         Trustee fees and expenses ..............................           25,620             3,432
         Other ..................................................           16,563             3,777
         Expense subsidy (Note 4) ...............................           (9,415)                0
         Expense subsidy reimbursement (Note 4) .................                0             2,329
                                                                      ------------      ------------

             TOTAL EXPENSES .....................................          603,452           232,804
                                                                      ------------      ------------

NET INVESTMENT LOSS .............................................          (16,063)         (128,908)
                                                                      ------------      ------------

REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
         Net realized gain on investments .......................        6,507,222         2,564,674
                                                                      ------------      ------------
         Unrealized appreciation on investments
           Beginning of year ....................................       17,131,651         1,168,223
           End of year ..........................................        6,748,555           927,773
                                                                      ------------      ------------

         Change in net unrealized appreciation of investments ...      (10,383,096)         (240,450)
                                                                      ------------      ------------

NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS ..........       (3,875,874)        2,324,224
                                                                      ------------      ------------

NET INCREASE/(DECREASE) IN NET ASSETS RESULTING
FROM OPERATIONS .................................................     $ (3,891,937)     $  2,195,316
                                                                      ============      ============


The accompanying notes to financial statements are an integral part of the financial statements.

                     STONEBRIDGE FUNDS TRUST ANNUAL REPORT
                            STONEBRIDGE GROWTH FUND
                      STATEMENTS OF CHANGES IN NET ASSETS

                                                                          YEAR ENDED        YEAR ENDED
                                                                          OCTOBER 31,       OCTOBER 31,
                                                                             2000              1999
                                                                         ------------      ------------
OPERATIONS:
         Net investment loss .......................................     $    (16,063)     $    (75,238)
         Net realized gain on investments ..........................        6,507,222         4,543,115
         Change in net unrealized appreciation of investments ......      (10,383,096)        4,902,004
                                                                         ------------      ------------

                  INCREASE/(DECREASE) IN NET ASSETS RESULTING
                  FROM OPERATIONS ..................................       (3,891,937)        9,369,881

DISTRIBUTIONS TO SHAREHOLDERS:
         Distributions from net realized gain on investments .......       (4,467,333)                0

SHARES OF BENEFICIAL INTEREST TRANSACTIONS:
         Net increase/(decrease) in net assets derived from
           beneficial interest transactions - (Note 2) .............        1,669,971        (5,533,340)
                                                                         ------------      ------------

NET  INCREASE/(DECREASE) IN NET ASSETS .............................       (6,689,299)        3,836,541

NET ASSETS:
         Beginning of year .........................................       42,610,241        38,773,700
                                                                         ------------      ------------

         End of year ...............................................     $ 35,920,942      $ 42,610,241
                                                                         ============      ============



The accompanying notes to financial statements are an integral part of the financial statements.

                     STONEBRIDGE FUNDS TRUST ANNUAL REPORT
                       STONEBRIDGE AGGRESSIVE GROWTH FUND
                      STATEMENTS OF CHANGES IN NET ASSETS

                                                                       YEAR ENDED        YEAR ENDED
                                                                       OCTOBER 31,       OCTOBER 31,
                                                                          2000              1999
                                                                      ------------      ------------

OPERATIONS:
         Net investment loss ....................................     $   (128,908)     $    (98,204)
         Net realized gain on investments .......................        2,564,674           533,619
         Change in net unrealized appreciation of investments ...         (240,450)        1,038,714
                                                                      ------------      ------------

                  INCREASE IN NET ASSETS RESULTING
                  FROM OPERATIONS ...............................        2,195,316         1,474,129

DISTRIBUTIONS TO SHAREHOLDERS:
         Distributions from net realized gain on investments ....         (435,431)                0

SHARES OF BENEFICIAL INTEREST TRANSACTIONS:
         Net increase/(decrease) in net assets derived from
           beneficial interest transactions - (Note 2) ..........        1,453,741          (300,976)
                                                                      ------------      ------------

NET  INCREASE IN NET ASSETS .....................................        3,213,626         1,173,153

NET ASSETS:
         Beginning of year ......................................        5,836,703         4,663,550
                                                                      ------------      ------------

         End of year ............................................     $  9,050,329      $  5,836,703
                                                                      ============      ============



The accompanying notes to financial statements are an integral part of the financial statements.

                     STONEBRIDGE FUNDS TRUST ANNUAL REPORT
                            STONEBRIDGE GROWTH FUND
                              FINANCIAL HIGHLIGHTS
        SELECTED DATA FOR EACH SHARE OF BENEFICIAL INTEREST OUTSTANDING
                        THROUGHOUT THE YEARS INDICATED:

                                                          YEARS ENDED              PERIOD ENDED               YEARS ENDED
                                                          OCTOBER 31,               OCTOBER 31,               NOVEMBER 30,
                                                     2000             1999             1998              1997             1996
                                                  ----------       ----------      ------------       ----------       ----------
PER SHARE DATA
Net asset value, beginning of period ........     $    18.01       $    14.32       $    17.69        $    16.56       $    14.36
                                                  ----------       ----------       ----------        ----------       ----------

INCOME FROM INVESTMENT
OPERATIONS:
  Net investment income/(loss) ..............          (0.01)           (0.03)            0.00              0.02             0.10
  Net realized and unrealized gain/(loss)
     on investments .........................          (1.53)            3.72            (0.07)             2.90             2.83
                                                  ----------       ----------       ----------        ----------       ----------
  Total income/(loss) from investment
     operations .............................          (1.54)            3.69            (0.07)             2.92             2.93
                                                  ----------       ----------       ----------        ----------       ----------

DISTRIBUTIONS TO SHAREHOLDERS:
  Distributions from net investment
     income .................................           0.00             0.00            (0.02)            (0.10)           (0.17)
  Distributions from net realized gain
     on investments .........................          (1.90)            0.00            (3.28)            (1.69)           (0.56)
                                                  ----------       ----------       ----------        ----------       ----------
  Total distributions to shareholders .......          (1.90)            0.00            (3.30)            (1.79)           (0.73)
                                                  ----------       ----------       ----------        ----------       ----------
Net asset value, end of period ..............     $    14.57       $    18.01       $    14.32        $    17.69       $    16.56
                                                  ==========       ==========       ==========        ==========       ==========
TOTAL RETURN ................................          (9.62)%          25.77%           (0.44)%           19.79%           21.46%
                                                  ==========       ==========       ==========        ==========       ==========

RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of period (in 000s) .......     $   35,921       $   42,610       $   38,774        $   42,380       $   39,602
                                                  ==========       ==========       ==========        ==========       ==========
  Ratio of operating expenses to
    average net assets ......................           1.50%            1.50%            1.50%*            1.50%            1.47%
                                                  ==========       ==========       ==========        ==========       ==========
  Ratio of operating expenses to average
     net assets before fee waivers ..........           1.52%            1.66%            1.78%*            1.50%            1.47%
                                                  ==========       ==========       ==========        ==========       ==========
  Ratio of net investment income/(loss)
    to average net assets ...................          (0.04)%          (0.18)%           0.02%*            0.11%            0.67%
                                                  ==========       ==========       ==========        ==========       ==========
  Ratio of net investment income/(loss) to
    average net assets before fee waivers ...          (0.06)%          (0.35)%          (0.25)%*           0.11%            0.67%
                                                  ==========       ==========       ==========        ==========       ==========
  Portfolio turnover rate** .................             77%              54%              41%               41%              45%
                                                  ==========       ==========       ==========        ==========       ==========

 *   Annualized

** A portfolio turnover rate is the percentage computed by taking the lesser of purchases or sales of portfolio securities (excluding securities with a maturity date of one year or less at the time of acquisition) for a period and dividing it by the monthly average of the market value of such securities during the period. Purchases and sales of investment securities (excluding short-term securities) for the year ended October 31, 2000 were $28,647,844 and $35,531,835, respectively.

The accompanying notes to financial statements are an integral part of the financial statements.

                     STONEBRIDGE FUNDS TRUST ANNUAL REPORT
                       STONEBRIDGE AGGRESSIVE GROWTH FUND
                              FINANCIAL HIGHLIGHTS
        SELECTED DATA FOR EACH SHARE OF BENEFICIAL INTEREST OUTSTANDING
                         THROUGHOUT THE YEARS INDICATED

                                                                               YEARS ENDED OCTOBER 31,
                                                      2000             1999             1998             1997             1996
                                                   ----------       ----------       ----------       ----------       ----------
PER SHARE DATA
Net asset value, beginning of year ...........     $    11.46       $     8.59       $    13.27       $    13.19       $    13.97
                                                   ----------       ----------       ----------       ----------       ----------

INCOME FROM INVESTMENT
OPERATIONS:
Net investment loss ..........................          (0.21)           (0.19)           (0.37)           (0.20)           (0.17)
Net realized and unrealized gain/(loss)
 on investments ..............................           4.35             3.06            (2.07)            2.83             0.90
                                                   ----------       ----------       ----------       ----------       ----------
Total income/(loss) from investment
   operations ................................           4.14             2.87            (2.44)            2.63             0.73
                                                   ----------       ----------       ----------       ----------       ----------

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from net realized gain
 on investments ..............................          (0.88)            0.00            (2.24)           (2.55)           (1.51)
                                                   ----------       ----------       ----------       ----------       ----------
Total distributions to shareholders ..........          (0.88)            0.00            (2.24)           (2.55)           (1.51)
                                                   ----------       ----------       ----------       ----------       ----------
Net asset value, end of year .................     $    14.72       $    11.46       $     8.59       $    13.27       $    13.19
                                                   ==========       ==========       ==========       ==========       ==========
TOTAL RETURN .................................          38.18%           33.41%          (20.23)%          22.89%            5.70%
                                                   ==========       ==========       ==========       ==========       ==========

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of year (in 000s) ............     $    9,050       $    5,837       $    4,664       $    5,428       $    4,539
                                                   ==========       ==========       ==========       ==========       ==========
Ratio of operating expenses to
 average net assets ..........................           2.90%            2.85%            2.90%            2.90%            2.29%
                                                   ==========       ==========       ==========       ==========       ==========
Ratio of operating expenses to average
  net assets before fee waivers
  and subsidy reimbursements .................           2.87%            3.85%            3.69%            2.90%            2.29%
                                                   ==========       ==========       ==========       ==========       ==========
Ratio of net investment loss to average
  net assets .................................          (1.60)%          (1.90)%          (2.01)%          (1.62)%          (1.26)%
                                                   ==========       ==========       ==========       ==========       ==========
Ratio of net investment loss to average net
  assets before fee waivers and
  subsidy reimbursements .....................          (1.57)%          (2.90)%          (1.22)%          (1.62)%          (1.26)%
                                                   ==========       ==========       ==========       ==========       ==========
Portfolio turnover rate** ....................            133%              88%              92%              88%             108%
                                                   ==========       ==========       ==========       ==========       ==========


** A portfolio turnover rate is the percentage computed by taking the lesser of purchases or sales of portfolio securities (excluding securities with a maturity date of one year or less at the time of acquisition) for a period and dividing it by the monthly average of the market value of such securities during the period. Purchases and sales of investment securities (excluding short-term securities) for the year ended October 31, 2000 were $9,438,178 and $9,202,305, respectively.



The accompanying notes to financial statements are an integral part of the financial statements.

                      STONEBRIDGE FUNDS TRUST ANNUAL REPORT
                         NOTES TO FINANCIAL STATEMENTS

1.       SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES:

         ORGANIZATION AND NATURE OF OPERATIONS -- Stonebridge Funds Trust ("the Trust") is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company organized as a Delaware business trust by a Declaration of Trust dated July 31, 1998. The Trust, which became effective November 1, 1998, currently has two active investment portfolios, the Stonebridge Growth Fund (previously the Stonebridge Growth Fund, Inc.) and the Stonebridge Aggressive Growth Fund (previously the Stonebridge Aggressive Growth Fund, Inc.), each referred to as a "Series" of the Trust.

         USE OF ESTIMATES -- The preparation of each Series' financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in these financial statements and accompanying notes. Actual results could differ from those estimates.

         SECURITY VALUATION -- Investment securities listed or traded on a registered securities exchange or quoted on NASDAQ are valued at the last sales price on the date of valuation. Securities traded on the over-the-counter market for which no sales are reported are valued at the mean between the bid and asked price. Short-term debt securities having a remaining maturity of 60 days or less consist exclusively of U.S. Treasury and Agency Obligations and are stated at amortized cost which is approximately equivalent to value.

         FEDERAL INCOME TAXES -- As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, neither Series is subject to income taxes to the extent that it distributes all of its taxable income for the fiscal year.

         DISTRIBUTIONS -- Distributions of net investment income, if any, are distributed annually. Distributions of net realized gains, if any, are declared at least once each year. Distributions to shareholders are recorded on the ex-dividend date.

         Net investment income/(loss) and net realized gain/(loss) may differ for financial statement and tax purposes. The character of distributions made during the year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Series.

         ALLOCATION OF EXPENSE -- Trust expenses which are not Series specific are allocated to each Series based upon its relative proportion of net assets and/or open accounts to the Trust's totals.

                     STONEBRIDGE FUNDS TRUST ANNUAL REPORT
                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)


1.       SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED):

         OTHER -- Securities transactions are accounted for on the date the securities are purchased or sold (trade date). Dividend income is recorded on the ex-dividend date. Interest income, which includes amortization of premiums and accretion of discounts, is accrued and recorded daily. Realized gains and losses from investment transactions and unrealized appreciation and depreciation of investments are reported on an identified cost basis, which is the same basis each Series uses for federal income tax purposes.

2.       SHARES OF BENEFICIAL INTEREST:

         At October 31, 2000, there were an indefinite number of $1.00 par value shares of beneficial interest authorized for each Series. Transactions in shares of beneficial interest for the year ended October 31, 2000 and the year ended October 31, 1999, were as follows:

                                                                            STONEBRIDGE GROWTH FUND
                                                             For the Year Ended                  For the Year Ended
                                                              October 31, 2000                    October 31, 1999
                                                       ------------------------------      ------------------------------
                                                          Shares            Amount            Shares            Amount
                                                       ------------      ------------      ------------      ------------
Shares Sold ......................................          217,757      $  3,481,890            52,215      $    839,746
Shares Issued in Reinvestment of Dividends .......          270,471         4,381,625                 0                 0
                                                       ------------      ------------      ------------      ------------
Total ............................................          488,228         7,863,515            52,215           839,746
Less Shares Redeemed .............................         (388,564)       (6,193,544)         (394,333)       (6,373,086)
                                                       ------------      ------------      ------------      ------------
Net Increase (Decrease) ..........................           99,664      $  1,669,971          (342,118)     $ (5,533,340)
                                                       ============      ============      ============      ============

                                                                        STONEBRIDGE AGGRESSIVE GROWTH FUND
                                                             For the Year Ended                  For the Year Ended
                                                              October 31, 2000                    October 31, 1999
                                                       ------------------------------      ------------------------------
                                                          Shares            Amount            Shares            Amount
                                                       ------------      ------------      ------------      ------------
Shares Sold ......................................          165,935      $  2,368,130            51,456      $    538,942
Shares Issued in Reinvestment of Dividends .......           35,514           414,442                 0                 0
                                                       ------------      ------------      ------------      ------------
Total ............................................          201,449         2,782,572            51,456           538,942
Less Shares Redeemed .............................          (95,713)       (1,328,831)          (85,413)         (839,918)
                                                       ------------      ------------      ------------      ------------
Net Increase (Decrease) ..........................          105,736      $  1,453,741           (33,957)     $   (300,976)
                                                       ============      ============      ============      ============

3.       UNREALIZED APPRECIATION AND DEPRECIATION OF INVESTMENTS (TAX BASIS)

                                                                     GROWTH FUND       AGGRESSIVE GROWTH FUND
                                                                     ------------      ----------------------
         As of October 31, 2000
         Gross appreciation (excess of value over tax cost)          $  8,897,943           $  1,395,193
         Gross depreciation (excess of tax cost over value)            (2,149,388)              (470,518)
                                                                     ------------           ------------
         Net unrealized appreciation                                 $  6,748,555           $    924,675
                                                                     ============           ============
         Cost of investments for Federal income tax purposes         $ 28,761,490           $  8,141,807
                                                                     ============           ============

         These amounts represent the net increase in the value of investments (all of which are represented by long transactions) held at October 31, 2000.

                     STONEBRIDGE FUNDS TRUST ANNUAL REPORT
                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)


4.       TRANSACTIONS WITH AFFILIATES:

         The Trust has entered into an advisory agreement with Stonebridge Capital Management, Inc. (the "Adviser") for both Series. The advisory agreement has been approved by the Trust's Board of Trustees and shareholders. Pursuant to its advisory agreement with the Trust, the Adviser is entitled to an investment advisory fee, computed daily and payable monthly, at an annual rate of 0.75% and 1.00% of the average daily net assets of the Stonebridge Growth and Stonebridge Aggressive Growth Funds, respectively.

         The Adviser has agreed to defer its annual management fee to the extent necessary to limit the overall annual expenses of the Growth Fund and Aggressive Growth Fund to 1.50% and 2.90%, respectively; however, in circumstances where the Adviser is required to waive 100% of its annual management fee, it will not be responsible for reimbursing the Funds for additional expenses. Each Series will remain liable to the Adviser for all such expenses subsidized in any fiscal year, for a period of up to three years from the date the expenses were incurred, so long as reimbursement will not cause the annual expense ratio to exceed the expense limit in effect for that year; such a reimbursement would be recognized as an expense previously deferred in the Statement of Operations in the period it was incurred. As of October 31, 2000, the Stonebridge Growth Fund and the Stonebridge Aggressive Growth Fund had cumulative carryover of waived expenses of $186,403 and $78,838, respectively.

         On November 2, 1998, the Trust entered into an administration agreement with ALPS Mutual Funds Services, Inc. ("ALPS"). The administration agreement provides that ALPS will receive a monthly administration fee equal to the annual rate of 0.10% of the average daily net assets in each Series up to $250,000,000 and 0.075% of the average daily net assets of each Series in excess of $250,000,000. At all times ALPS' fee will be no less than $6,250 per month per Series.

         Certain officers and trustees of the Trust are also officers and/or trustees of the Adviser and ALPS.

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                                       26

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                                       27

                               STONEBRIDGE FUNDS

                             OFFICERS AND TRUSTEES
                       Richard C. Barrett, CFA, Chairman,
                        Board of Trustees and President
             Debra L. Newman, Vice President, Treasurer and Trustee
                Charles E. Woodhouse, Vice President and Trustee
                Craig B. Burger, CFA, Vice President and Trustee
                        John G. Ayer, Ph.D, CFA, Trustee
                        Selvyn B. Bleifer, M.D., Trustee
                            Marvin Freedman, Trustee
                            Charles F. Haas, Trustee
                         William H. Taylor II, Trustee
                     Derek J. Mullins, Assistant Treasurer
                          Lisa A. Bruckert, Secretary

                               INVESTMENT ADVISER
                        STONEBRIDGE CAPITAL MANAGEMENT,
                                  INCORPORATED
                       1801 Century Park East, Suite 1800
                         Los Angeles, California 90067

                         ADMINISTRATOR, DISTRIBUTOR AND
                                FUND ACCOUNTANT
                        ALPS MUTUAL FUNDS SERVICES, INC.
                       370 Seventeenth Street, Suite 3100
                             Denver, Colorado 80202

                                 TRANSFER AGENT
                        NATIONAL FINANCIAL DATA SERVICES
                              330 West 9th Street
                          Kansas City, Missouri 64105

                                   CUSTODIAN
                                FIFTH THIRD BANK
                               Fifth Third Center
                            38 Fountain Square Plaza
                             Cincinnati, Ohio 45263

                                 LEGAL COUNSEL
                     PAUL, HASTINGS, JANOFSKY & WALKER LLP
                              555 S. Flower Street
                         Los Angeles, California 90071

                              INDEPENDENT AUDITORS
                              TAIT, WELLER & BAKER
                         8 Penn Center Plaza, Suite 800
                             Philadelphia, PA 19103

This report and its financial statements are submitted for the general information of the shareholders of the Funds. The report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by a prospectus.

                               STONEBRIDGE FUNDS




                                                                   ANNUAL REPORT

                                                              FOR THE YEAR ENDED

                                                                OCTOBER 31, 2000